Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average
	Summary	Compensation	Compensation	Compensation		Peer Group
	Compensation	Actually	Table Total	Actually Paid	Total	Total	Net
	Table for	Paid to	For Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Adjusted
	PEO	PEO	NEOs	NEOs	Return	Return	(000)	EPS
Year	($)	($)(1)	($)(1)	($)(2)	($)	($)(3)	($)(a)	($)(b)(4)

2025	12,904,720	4,075,434	3,385,471	1,872,406	81.68	182.29	265,238	22.61
2024	12,769,564	6,002,636	3,551,842	1,385,989	122.41	190.22	301,999	23.85
2023	12,625,106	19,202,131	3,681,708	5,745,392	134.68	151.02	272,509	21.21
2022	11,609,033	10,125,511	3,852,849	3,590,451	117.23	126.17	249,624	19.91
2021	11,659,622	13,278,416	3,807,705	4,473,652	121.14	128.47	268,550	20.25

(a)U.S. GAAP, as reported.

(b)Adjusted Earnings Per Shares as used to calculated key executive incentive compensation, as shown on page 19.

Company Selected Measure Name	Adjusted Earnings Per Shares
Named Executive Officers, Footnote

Named Executive Officers	Years Included

Kevin J. McNamara (PEO)	2021-2025
Michael D. Witzeman	2021-2025
Nicholas M. Westfall	2021-2025
Spencer S. Lee	2021-2025
Joel L. Wherley	2025
Brian C. Judkins	2024-2025
David P. Williams	2021-2023

Peer Group Issuers, Footnote

ABM Industries, Inc.	Option Care Health, Inc.
Acadia Healthcare Co., Inc.	Pediatrix Medical Group
Addus Homecare Corp.	(formerly MEDNAX, INC.)
AMN Healthcare Services, Inc.	RadNet, Inc.
Brookdale Senior Living, Inc.	Rollins, Inc.
Clean Harbors, Inc.	Select Medical Holdings Corp.
Comfort Systems USA, Inc.	Surgery Partners, Inc.
Encompass Health Corp.	Team, Inc.
Healthcare Services Group, Inc.	Tetra Tech, Inc.
National Healthcare Corp.	The Ensign Group, Inc.

PEO Total Compensation Amount	$ 12,904,720	$ 12,769,564	$ 12,625,106	$ 11,609,033	$ 11,659,622
PEO Actually Paid Compensation Amount	$ 4,075,434	6,002,636	19,202,131	10,125,511	13,278,416
Adjustment To PEO Compensation, Footnote

PEO	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025

Summary Compensation Table Total	$11,659,622	$11,609,033	$12,625,106	$12,769,564	$12,904,720

Aggregate change in the actuarial present value of pension	(39,857)	(31,266)	(25,165)	(14,969)	(30,181)
Actuarially determined service costs of pension	26,356	26,356	26,356	26,356	26,356
Values reported in the stock awards column on
Summary Compensation Table	(1,893,990)	(2,135,216)	(2,511,638)	(2,375,477)	(2,883,553)
Values reported in the stock options column on
Summary Compensation Table	(3,566,649)	(3,744,820)	(4,200,094)	(4,619,937)	(5,036,021)
Year-end fair value for stock awards granted in covered fiscal year
(outstanding and unvested)	2,987,111	2,510,610	3,221,154	2,315,424	678,638
Year-end fair value for stock options granted in covered fiscal year
(outstanding and unvested)	4,986,266	4,944,102	5,933,790	3,143,815	4,524,779
Prior year stock awards fair value (CY vs. PY change only)	(1,042,355)	(1,545,245)	1,317,900	(1,496,915)	(3,288,531)
Prior year stock options fair value (CY vs. PY change only)	161,912	(1,508,043)	2,814,722	(3,745,225)	(2,820,773)
Total adjustments	1,618,794	(1,483,522)	6,577,025	(6,766,928)	(8,829,286)

Total Compensation Actually Paid	$13,278,416	$10,125,511	$19,202,131	$6,002,636	$4,075,434

Non-PEO NEO Average Total Compensation Amount	$ 3,385,471	3,551,842	3,681,708	3,852,849	3,807,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,872,406	1,385,989	5,745,392	3,590,451	4,473,652
Adjustment to Non-PEO NEO Compensation Footnote

NEO	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025

Summary Compensation Table Total	$3,807,705	$3,852,849	$3,681,708	$3,551,842	$3,385,471

Aggregate change in the actuarial present value of pension	(9,130)	(7,162)	(5,765)	(1,699)	(2,740)
Actuarially determined service costs of pension	6,038	6,038	6,038	2,991	2,393
Values reported in the stock awards column on
Summary Compensation Table	(479,222)	(545,942)	(592,308)	(535,270)	(438,469)
Values reported in the stock options column on
Summary Compensation Table	(1,347,630)	(1,409,987)	(1,055,725)	(1,420,707)	(1,111,337)
Year-end fair value for stock awards granted in covered fiscal year
(outstanding and unvested)	755,806	641,924	759,630	521,738	97,205
Year-end fair value for stock options granted in covered fiscal year
(outstanding and unvested)	1,884,025	1,861,536	1,491,502	966,775	998,518
Prior year stock awards fair value (CY vs. PY change only)	(189,503)	(391,251)	336,753	(547,263)	(760,263)
Prior year stock options fair value (CY vs. PY change only)	45,563	(417,554)	1,123,559	(1,152,418)	(298,372)
Total adjustments	665,947	(262,398)	2,063,684	(2,165,853)	(1,513,065)

Total Compensation Actually Paid	$4,473,652	$3,590,451	$5,745,392	$1,385,989	$1,872,406

Compensation Actually Paid vs. Total Shareholder Return	RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below is a graph showing the relationship of Compensation Actually Paid to our Chief Executive Officer and other named excecutive officers in 2021, 2022, 2023, 2024 and 2025 to the TSR of Chemed Corporation, the S&P 500 and the Dow Jones Diversified Industrials. Compensation Actually Paid as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuations assumptions and projected performance modifers but does not reflect actual amounts paid for those awards.

Tabular List, Table

Measure	Explanation
Adjusted Earnings Per Share

A non-GAAP measure that consists of diluted net income per share that is then adjusted to eliminate the effect of certain items that the Compensation Committee determines in its discretion should be excluded for compensation purposes.

Total Stockholder Return

A measure of financial performance, indicating the total amount a stockholder earns from an investment in the Company. Based on the change in stock price over a given period of time, and assuming the reinvestment of dividends.

Return on Assets	A financial ratio that indicates how profitable the Company is in relation to its total assets.

Total Shareholder Return Amount	$ 81.68	122.41	134.68	117.23	121.14
Peer Group Total Shareholder Return Amount	182.29	190.22	151.02	126.17	128.47
Net Income (Loss)	$ 265,238	$ 301,999	$ 272,509	$ 249,624	$ 268,550
Company Selected Measure Amount | $ / shares	22.61	23.85	21.21	19.91	20.25
Measure [Axis]: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description	A non-GAAP measure that consists of diluted net income per share that is then adjusted to eliminate the effect of certain items that the Compensation Committee determines in its discretion should be excluded for compensation purposes.
Measure [Axis]: 2
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure
Name	Return on Assets
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,829,286)	$ (6,766,928)	$ 6,577,025	$ (1,483,522)	$ 1,618,794
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,181)	(14,969)	(25,165)	(31,266)	(39,857)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,356	26,356	26,356	26,356	26,356
PEO | Values Reported in Stock Awards Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,883,553)	(2,375,477)	(2,511,638)	(2,135,216)	(1,893,990)
PEO | Values Reported in Stock Options Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,036,021)	(4,619,937)	(4,200,094)	(3,744,820)	(3,566,649)
PEO | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	678,638	2,315,424	3,221,154	2,510,610	2,987,111
PEO | Year-End Fair Value for Stock Options Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,524,779	3,143,815	5,933,790	4,944,102	4,986,266
PEO | Prior Year Stock Awards Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,288,531)	(1,496,915)	1,317,900	(1,545,245)	(1,042,355)
PEO | Prior Year Stock Options Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,820,773)	(3,745,225)	2,814,722	(1,508,043)	161,912
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,513,065)	(2,165,853)	2,063,684	(262,398)	665,947
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,740)	(1,699)	(5,765)	(7,162)	(9,130)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,393	2,991	6,038	6,038	6,038
Non-PEO NEO | Values Reported in Stock Awards Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,469)	(535,270)	(592,308)	(545,942)	(479,222)
Non-PEO NEO | Values Reported in Stock Options Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,111,337)	(1,420,707)	(1,055,725)	(1,409,987)	(1,347,630)
Non-PEO NEO | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,205	521,738	759,630	641,924	755,806
Non-PEO NEO | Year-End Fair Value for Stock Options Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	998,518	966,775	1,491,502	1,861,536	1,884,025
Non-PEO NEO | Prior Year Stock Awards Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,263)	(547,263)	336,753	(391,251)	(189,503)
Non-PEO NEO | Prior Year Stock Options Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (298,372)	$ (1,152,418)	$ 1,123,559	$ (417,554)	$ 45,563